American Beacon Small Cap Value Fund

Supplement dated January 14, 2014
to the
Statement of Additional Information dated February 28, 2013

The information below supplements the Statement of Additional Information dated February 28, 2013 and is in addition to any other supplement(s):

In the “Portfolio Managers” section, the following is added under Dreman Value Management, LLC:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dreman Value Management, LLC
Nelson P. Woodard*	2 ($586 mil)	None	32 ($198 mil)	N/A	N/A	N/A
*as of December 10, 2013.

In the “Portfolio Managers” section, “Ownership of Funds” sub-section, the following is added under Dreman Value Management, LLC:

Name of Investment Advisor and Portfolio Managers	Small Cap Value Fund
Dreman Value Management, LLC
Nelson P. Woodard.	None

***********************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE